AMG River Road Large Cap Value Select Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2024
	Shares	Value
Common Stocks - 98.8%
Communication Services - 4.0%
Alphabet, Inc., Class C*	5,259	$745,726
T-Mobile US, Inc.	4,465	719,892

Total Communication Services		1,465,618
Consumer Discretionary - 8.0%
LKQ Corp.	44,344	2,069,534
Vail Resorts, Inc.	3,660	812,520

Total Consumer Discretionary		2,882,054
Consumer Staples - 20.3%
BJ's Wholesale Club Holdings, Inc.*	29,303	1,885,355
Keurig Dr Pepper, Inc.	44,710	1,405,682
The Kroger Co.	33,233	1,533,371
Nestle SA, Sponsored ADR (Switzerland)	22,134	2,521,063

Total Consumer Staples		7,345,471
Energy - 7.4%
EOG Resources, Inc.	7,922	901,444
Suncor Energy, Inc. (Canada)	32,796	1,086,204
Valaris, Ltd.*	11,049	683,602

Total Energy		2,671,250
Financials - 30.0%
Berkshire Hathaway, Inc., Class B*	7,547	2,896,086
Fairfax Financial Holdings, Ltd. (Canada)	1,867	1,954,749
Fiserv, Inc.*	12,501	1,773,517
KKR & Co., Inc.	18,737	1,622,249
The Progressive Corp.	5,987	1,067,183
Willis Towers Watson PLC (United Kingdom)	6,316	1,555,631

Total Financials		10,869,415
Health Care - 10.7%
Elevance Health, Inc.	2,206	1,088,529
	Shares	Value

GE HealthCare Technologies, Inc.	15,473	$1,135,099
UnitedHealth Group, Inc.	3,208	1,641,662

Total Health Care		3,865,290
Industrials - 7.9%
Carlisle Cos., Inc.	3,991	1,254,212
Delta Air Lines, Inc.	21,581	844,680
Ferguson PLC (United Kingdom)	3,996	750,689

Total Industrials		2,849,581
Materials - 6.8%
CRH PLC (Ireland)	34,377	2,466,893
Utilities - 3.7%
IDACORP, Inc.	14,671	1,358,241

Total Common Stocks (Cost $30,907,288)		35,773,813

	Principal Amount
Short-Term Investments - 1.3%
Repurchase Agreements - 1.3%
Fixed Income Clearing Corp., dated 01/31/24, due 02/01/24, 5.150% total to be received $446,064 (collateralized by a U.S. Treasury, 1.750%, 01/15/28, totaling $454,959)	$446,000	446,000

Total Short-Term Investments (Cost $446,000)		446,000
Total Investments - 100.1% (Cost $31,353,288)		36,219,813
Other Assets, less Liabilities - (0.1)%		(19,168)
Net Assets - 100.0%		$36,200,645

*	Non-income producing security.

ADR	American Depositary Receipt

AMG River Road Large Cap Value Select Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$35,773,813	—	—	$35,773,813
Short-Term Investments
Repurchase Agreements	—	$446,000	—	446,000
Total Investments in Securities	$35,773,813	$446,000	—	$36,219,813

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2024, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.